Commitments And Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments [Line Items]
Commitments and Contingencies
12.	COMMITMENTS AND CONTINGENCIES
Litigation Risk
From time to time, the Company may become involved in various legal actions arising in the ordinary course of business. Management is of the opinion that the ultimate liability, if any, from these actions will not have a material effect on its financial condition or results of operations.

12. COMMITMENTS AND CONTINGENCIES
Litigation Risk
From time to time, the Company may become involved in various legal actions arising in the ordinary course of business. Management is of the opinion that the ultimate liability, if any, from these actions will not have a material effect on its financial condition or results of operations.

Haymaker III [Member]
Commitments [Line Items]
Commitments and Contingencies
NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of Founder Shares, Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, will be entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement. These holders will be entitled to certain demand and “piggyback” registration rights. The holders of Founder Shares, Placement Warrants and Warrants that may be issued upon conversion of Working Capital Loans will not be able to sell these securities until the termination of the applicable lock-up
period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were paid a cash underwriting discount of two percent (2.0%) of the gross proceeds of the Initial Public Offering and over-allotment of $317,500,000, or $6,350,000. In addition, the underwriters have earned an additional three and one half percent (3.50%) on $317,500,000 of the gross proceeds of the Initial Public Offering and over-allotment, or $11,112,500 (“Deferred Underwriting Commission”) that will be paid upon consummation of the Company’s Initial Business Combination. This commitment of $11,112,500 has been recorded as deferred underwriting fee payable on the balance sheet as of March 31, 2022 and December 31, 2021. The underwriting agreement provides that the Deferred Underwriting Commission will be waived by the underwriter if the Company does not complete its Initial Business Combination.
Placement and Advisory Fees
On September 9, 2021, the Company entered into an agreement (which was amended on November 1, 2021) with an advisor for placement and advisory services in connection with the Business Combination. The agreement calls for the Company to pay the advisor an amount of $3,000,000 only upon the closing of the Business Combination.
On September 12, 2021, the Company entered into an agreement with a second advisor for placement and advisory services in connection with the Business Combination. The agreement calls for the Company to pay the advisor an amount of $6,500,000 only upon the closing of the Business Combination.

On September
30
,
2021
, the Company entered into an agreement with a third advisor for placement and advisory services in connection with the Business Combination. In exchange for such services, the Company will pay the M&A advisor an amount of $
4,000,000
upon successful completion of the Business Combination.
On November 4, 2021, the Company entered into an agreement with a fourth advisor for placement and advisory services in connection with the Business Combination. The agreement calls for the Company to pay the advisor an amount equal to the greater of 4.0% of the total gross proceeds received by the Company from the sale of securities from investors first introduced to the Company by the advisor, or $200,000 payable only upon the closing of the Business Combination.

NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of Founder Shares, Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, will be entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement. These holders will be entitled to certain demand and “piggyback” registration rights. The holders of Founder Shares, Placement Warrants and Warrants that may be issued upon conversion of Working Capital Loans will not be able to sell these securities until the termination of the applicable lock-up
period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were paid a cash underwriting discount of two percent (2.0%) of the gross proceeds of the Initial Public Offering and over-allotment of $317,500,000, or $6,350,000. In addition, the underwriters have earned an additional three and one half percent (3.50%) on $317,500,000 of the gross proceeds of the Initial Public Offering and over-allotment, or $11,112,500 (“Deferred Underwriting Commission”) that will be paid upon consummation of the Company’s Initial Business Combination. This commitment of $11,112,500 has been recorded as deferred underwriting fee payable on the balance sheet as of December 31, 2021. The underwriting agreement provides that the Deferred Underwriting Commission will be waived by the underwriter if the Company does not complete its Initial Business Combination.
Placement and Advisory Fees
On September 9, 2021, the Company entered into an agreement (which was amended on November 1, 2021) with an advisor for placement and advisory services in connection with the Business Combination. The agreement calls for the Company to pay the advisor an amount of $3,000,000 only upon the closing of the Business Combination.
On September 12, 2021, the Company entered into an agreement with a second advisor for placement and advisory services in connection with the Business Combination. The agreement calls for the Company to pay the advisor an amount of $6,500,000 only upon the closing of the Business Combination.
On September 30, 2021, the Company entered into an agreement with a third advisor for placement and advisory services in connection with the Business Combination. In exchange for such services, the Company will pay the M&A advisor an amount of $4,000,000 upon successful completion of the Business Combination.
On November 4, 2021, the Company entered into an agreement with a fourth advisor for placement and advisory services in connection with the Business Combination. The agreement calls for the Company to pay the advisor an amount equal to the greater of 4.0% of the total gross proceeds received by the Company from the sale of securities from investors first introduced to the Company by the advisor, or $200,000 payable only upon the closing of the Business Combination.